Lease	6 Months Ended
Mar. 31, 2025
Lease
Lease

11. Lease

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Operating lease right-of-use assets	$343	$215

Lease liabilities – current	530	160
Lease liabilities – non-current	42	-
Total operating lease liabilities	$572	$160

The components of operating lease expense were as follows:

	For the six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Operating lease expense	$97	$121
Short-term lease expense	3	13
Total lease expense	$100	$134

Short-term leases included office leases with a term of 12 months or less.

Both operating lease expense and short-term lease expense were recognized in general and administrative expenses and selling expenses.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

Remaining lease term and discount rate:

	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Weighted average remaining lease term (years)	0.72	0.85
Weighted average discount rate	3.63%	3.46%

The following was a schedule of future minimum payments under the Company’s operating leases as of March 31, 2025:

For the fiscal years ended September 30,	Amount
Remainder of 2025	$162
2026	1
Thereafter	-
Total lease payments	163
Less: imputed interest	(3)
Present value of lease liabilities	$160

Cash paid for operating leases for the six months ended March 31, 2024 and 2025 were US$94 and US$198, respectively.